Geographic Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Geographic information for revenue
Rental income	$ 4,619,188	$ 127,501
Finance income	192,438
Interest income	2,409,283	170,263
Investment income from equity method investment	12,701
Gain on sale of assets	160,000
Other income	6,300	1,000
SQN AIF IV, GP LLC [Member]
Geographic information for revenue
Finance income	192,438
Interest income	2,417,225	172,274
Investment income from equity method investment	12,701
Gain on sale of assets	160,000
Other income	6,300	1,000
United States [Member]
Geographic information for revenue
Rental income	4,619,188	127,501
Finance income	114,963
Interest income	1,923,811	170,263
Investment income from equity method investment	12,701
Gain on sale of assets	160,000
Other income	6,300	1,000
United States [Member] | SQN AIF IV, GP LLC [Member]
Geographic information for revenue
Interest income	1,931,753	172,274
Europe [Member]
Geographic information for revenue
Rental income
Finance income	77,475
Interest income
Investment income from equity method investment
Gain on sale of assets
Other income
Mexico [Member]
Geographic information for revenue
Rental income
Finance income
Interest income	485,472
Investment income from equity method investment
Gain on sale of assets
Other income